GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Allot Communications Ltd. ("the Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing intelligent IP service optimization solutions for mobile, DSL and wireless broadband carriers, cable operator service providers, and enterprises. The Company's portfolio of hardware platforms and software applications utilizes advanced deep packet inspection technology to transform broadband pipes into smart networks that can rapidly and efficiently manage data over mobile and wireline networks and deploy value added Internet services. The Company's products consist of the Service Gateway and NetEnforcer traffic management systems, the NetXplorer and Subscribe Management Platform application management suites and value added services such as the Service Protector network protection solution, the MediaSwift video caching solution and the WebSafe network service.

The Company's Ordinary Shares are listed in  the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November, 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.  In November 2011, the Company completed a secondary  public offering for a  total amount of approximately $ 85,000 at an average price per share of $ 13.47.

The Company holds six wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Woburn, Massachusetts, United-States ("the U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France ("the European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan ("the Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited ("the UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore and Allot Communications (New Zealand) Limited. ("the NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand.

The U.S. subsidiary commenced operations in 1997. It is engaged in the sale, marketing and technical support services in the Americas of products manufactured and imported by the Company. The European, Japanese, UK and Singaporean subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, UK and Asia Pacific, respectively. The NZ subsidiary commenced its operations in 2008 and is engaged in the research and development activities related to the Service Protector and technical support services for this product.